22. Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

(a)         Authorized capital

The Company is authorized to increase capital by up to R$ 15,000,000 (R$ 15,000,000 as of December 31, 2016), based on a Board of Directors' resolution, after submission to the Fiscal Council.

In the event of capital increase, issue of convertible debentures and/or warrants by means of private subscription, shareholders will have preemptive right in the proportion of number of shares held, pursuant to Article 171 of Law 6,404/76.

(b)         Subscribed and paid-in capital

Subscribed and paid-in capital is represented by 683,509,869 registered, book-entry common shares without par value as of December 31, 2016 and 2015, held as follows:

	December 31, 2017		December 31, 2016
	Number of shares	%	Number of shares	%
State Department of Finance	343,524,285	50,26%	343,524,285	50.26%
Companhia Brasileira de Liquidação e Custódia (**)	201,026,895	29,41%	206,955,305	30.28%
The Bank of New York ADR Department (equivalent in shares) (*) (**)	136,790,413	20,01%	132,401,813	19.37%
Other	2,168,276	0,32%	628,466	0.09%

	683,509,869	100,00%	683,509,869	100.00%

(*)       each ADR corresponds to 1 share.

(**)     custodians

(c)          Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the adjusted net income under Brazilian GAAP, calculated according to the Brazilian corporate law.  The dividends do not bear interest and the amounts not claimed within three years from the date of the Shareholders' Meeting that approved them mature in favor of the Company.

	2017	2016	2015
Profit for the year	2,519,310	2,947,098	536,279
(-) Legal reserve - 5%	125,965	147,355	26,814

	2,393,345	2,799,743	509,465

Minimum mandatory dividend – 25% (R$0.87539, R$1.0240 and R$0.1863 as of December 31, 2017, 2016 and 2015 per share and per ADS)	598,336	699,936	127,366

On April 28, 2017, the Shareholders’ General Meeting approved the distribution of dividends as interest on capital amounting to R$ 123,557, for the 2016 fiscal year. Therefore, the amount of R$ 62,719 related to the surplus minimum mandatory dividends of 25%, set forth in the Bylaws, recorded in the 2016 equity under “Additional proposed dividends” was transferred to current liabilities.  These amounts started being paid in June 2017.

The Company proposed dividends as interest on capital in the amount of R$ 598,336 (R$ 699,936 in 2016) and additional proposed dividends in the amount of R$ 105,543 (R$ 123,557 in 2016), totaling R$ 703,879 (R$ 823,493 in 2016), corresponding to R$ 1.0298 per common share (R$ 1.2048 in 2016), to be resolved on the Shareholders’ Meeting to be held on April 27, 2018.

The Company declared dividends payable as interest on capital in the amount of R$ 598,336 (R$ 699,936 in 2016), which considers the minimum dividend amount set forth in the Bylaws.  The amount exceeding the minimum mandatory dividend due in the year of R$ 105,543 (R$ 123,557 in 2016) was reclassified into equity to the “Additional proposed dividends” account, this amount includes the withholding income tax of R$ 52,004
(R$ 60,838 in 2016).

Pursuant to CVM Resolution 207/1996, the Company imputed interest on capital to the minimum dividend by its net value of withholding income tax. The amount of R$ 52,004 (R$ 60,838 in 2016) referring to the withholding income tax was recognized in current liabilities, in order to comply with tax liabilities related to the credit of interest on capital.

The interest on capital balance payable as of December 31, 2017, totaling R$ 598,612 (R$ 700,034 in 2016), refers to the amount of R$ 598,336 (R$ 699,936 in 2016) declared in 2017, net of withholding income tax and R$ 276 declared in previous years (R$ 98 in 2016).

(d)         Legal reserve

Earnings reserve - legal reserve is a requirement for all Brazilian corporations and represents an allocation of retained earnings of 5% of annual net income determined based on Brazilian law, up to 20% of capital.  However, we are not required to make any allocations to our legal reserve in a year in which the legal reserve, when added to our other established capital and earnings reserves, exceeds 30% of our capital stock.  The amounts allocated to such reserve may only be used to increase our capital stock or to offset losses and are not available for the payment of dividends.

(e)          Investments reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2017 and 2016, the balance of investment reserve totaled R$ 6,939,296 and R$ 5,249,830, respectively.

Pursuant to paragraph four of article 28 of the by-laws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of profit for the year, after deducting the legal reserve and minimum mandatory dividends, be allocated to an investment reserve that will comply with the following criteria:

I-   its balance, jointly with the balance of the other earnings reserves, except for reserves for contingencies and realizable profits, may not exceed the   capital stock;

II- the reserve is intended to guarantee the investment plan and its balance may be used:

a) to absorb losses, whenever necessary;

b) to distribute dividends, at any moment;

c) in share redemption, reimbursement or purchase transactions authorized by    law;

d) in incorporation to the capital stock.

(f) Allocation of profit for the year

		2017	2016	2015
Profit
(+)	Profit for the year	2,519,310	2,947,098	536,279
(-)	Legal reserve – 5%	125,965	147,355	26,814
(-)	Minimum mandatory dividends	598,336	699,936	127,366
(-)	Additional proposed dividends	105,543	123,557	22,527
Investment reserve recorded		1.689.466	1.976.250	359.572

The Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$1,689,466 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

(g)      Retained earnings

Retained earnings (accumulated losses): the statutory balance of this account is zero as all retained earnings must be distributed or allocated to an earnings reserve.

(h)      Other comprehensive loss

Gains and losses arising from changes in the actuarial assumptions are accounted for as equity valuation adjustments, net of income tax and social contribution effects. See Note 20 (b), the breakdown of amounts recorded in 2017 and 2016.

	G1	G0	Total

Balance as of December 31, 2016	(165,085)	(660,563)	(825,648)
Actuarial gains/(losses) for the year (Note 20 (b))	236,012	51,535	287,547
Balance as of December 31, 2017	70,927	(609,028)	(538,101)